Reconciliation of Income Tax Expense to Amount Computed by applying Current Tax Rate to Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Income before income taxes	$ 84,914	$ 558	$ 13,538
PRC tax rate	25.00%	24.00%	22.00%
Income tax expense at PRC tax rate on income before income tax	(21,229)	(134)	(2,978)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(258)	(221)	(134)
Effect of tax exemption		(1,526)
Effect of change in tax law	3,502	142	134
Change in valuation allowance	(3,972)	(428)	307
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries			(276)
Non-deductible impairment loss on goodwill		(708)
Non-deductible and non-taxable items	705	1,490	(770)
(Under) over-provision of income tax expense in prior years	185	1,369	(69)
Increase in tax expense arising from temporary differences	1,242
Withholding tax	1,772
Others	754	(956)	114
Income tax expense	$ (17,299)	$ (972)	$ (3,672)